Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2023
Statement [line items]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables
Accounting Policy
Expected credit losses are forward looking and are measured in a way that is unbiased and represents a probability-weighted amount, takes into account the time value of money (values are discounted using the applicable effective interest rate) and uses reasonable and supportable information.
The Company adopts the simplified approach permitted in IFRS 9 to apply lifetime expected credit losses to trade receivables and contract assets. Where credit risk is deemed low at the reporting date or to have not increased significantly, credit losses for the next 12 months are calculated.
Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Balance at the beginning	US$	140.7	Rs.	11,558.1	Rs.	12,743.8	Rs.	13,606.8
Allowances made during the year		9.8		806.3		1,512.6		500.1
Written off		(15.7)		(1,290.4)		(2,592.2)		(1,501.6)
Currency translation		0.1		8.8		(106.1)		138.5

Balance at the end	US$	134.9	Rs.	11,082.8	Rs.	11,558.1	Rs.	12,743.8